Concentration (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration
Number of properties owned	84
Number of states in which acquired properties located	32
Number of state governments	10
Operations
Concentration
Number of properties owned	82
Discontinued operations
Concentration
Number of properties owned	2
Annualized rental income | California | Operations
Concentration
Annualized Rental income percent	0.121
Annualized rental income | Maryland | Operations
Concentration
Annualized Rental income percent	0.126
Annualized rental income | District of Columbia | Operations
Concentration
Annualized Rental income percent	0.104
Annualized rental income | Georgia | Operations
Concentration
Annualized Rental income percent	0.096
Annualized rental income | New York | Operations
Concentration
Annualized Rental income percent	0.090
Annualized rental income | Massachusetts | Operations
Concentration
Annualized Rental income percent	0.061
Annualized rental income | Tenant concentration | U.S. Government, state governments and the United Nations | Operations
Concentration
Concentration risk, percentage	93.90%	91.90%	93.00%
Annualized rental income | Tenant concentration | U.S. Government | Operations
Concentration
Concentration risk, percentage	71.60%	69.30%	78.00%